MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                    MFS(R) Emerging Markets Equity Portfolio

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts" under Appendix D entitled "Portfolio Manager(s)" for the MFS Emerging Markets Equity Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2009, were as follows:

----------------------- ----------------------------------- ------------------------------------- ----------------------------------
  Portfolio Manager      Registered Investment Companies      Other Pooled Investment Vehicles                 Other Accounts
----------------------- ----------------------------------- ------------------------------------- ----------------------------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
                           Number of           Total            Number of            Total            Number of            Total
                           Accounts*          Assets*           Accounts            Assets            Accounts             Assets
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Nicholas D. Smithie            5            $1.2 billion            2            $108 million             0                 N/A
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Jose Luis Garcia               12           $8.1 billion            3           $453.0 million            2           $100.7 million
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Robert Lau                     5            $3.0 billion            3           $163.3 million            3           $603.1 million
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------

 ----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                 The date of this Supplement is August 1, 2009.